Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

(In thousands)	December 31, 2023	December 31, 2024
Hardware devices	2,049	1,077
Others	420	401
Less: Impairment	(250)	(223)
Total	2,219	1,255